15. EQUITY (Details 3) (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2011 Warrant [Member]	Sep. 30, 2012 Warrant One [Member]	Sep. 30, 2012 WarrantTwo [Member]	Sep. 30, 2012 WarrantTwo [Member] Minimum [Member]	Sep. 30, 2012 WarrantTwo [Member] Maximum [Member]	Sep. 30, 2012 Warrant Three [Member]	Sep. 30, 2012 Warrant Three [Member] Minimum [Member]	Sep. 30, 2012 Warrant Three [Member] Maximum [Member]	Sep. 30, 2012 Warrant Four [Member]	Sep. 30, 2012 Warrant Four [Member] Minimum [Member]	Sep. 30, 2012 Warrant Four [Member] Maximum [Member]	Sep. 30, 2012 Warrant Five [Member]
Stock option outstanding	112,357,050	3,369,050	3,369,050	4,569,050	600,000	1,359,073			117,977			500,000			792,000
Weighted average remaining life		7 years 10 months 10 days	2 years 3 months 7 days		2 years 6 months	1 year 3 months 4 days			16 months 18 days			1 year 4 months 17 days			3 years 7 months 17 days
Stock option outstanding weighted average exercise price	$ 0.173	$ 0.307	$ 0.307	$ 0.410	$ 0.100		$ 0.200	$ 0.290		$ 0.300	$ 0.390		$ 0.400	$ 0.490	$ 0.500
Stock option exerciseable	112,357,050	4,903,333	3,369,050		600,000	1,359,073			117,977			500,000			792,000
Weighted average exercise price of stock option exerciseable		$ 0.141	$ 0.307		$ 0.100		$ 0.200	$ 0.290		$ 0.300	$ 0.390		$ 0.400	$ 0.490	$ 0.500